Tax Payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Value added tax		¥ 230	¥ 147
Income tax		618	5,606
Uncertain tax position		41,100
Withholding individual income tax		16,933	10,010
Total	$ 8,564	¥ 58,881	¥ 15,763